RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

16.  RELATED PARTY TRANSACTIONS

Jamey Weichert, the Company’s Chief Scientific Officer and principal founder of Cellectar, and a director and shareholder of the Company, is a faculty member at the University of Wisconsin-Madison (“UW”).  During the year ended December 31, 2012, the Company made contributions to UW totaling $269,000 for use towards unrestricted research activities and paid UW of approximately $349,000 for costs associated with clinical trial and other research agreements. The Company made contributions to UW of $206,500 for use towards unrestricted research activities during the year ended December 31, 2011.